Label	Element	Value
ASYMshares™ASYMmetric S&P 500® ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ASYMmetric Smart S&P 500® ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ASYMmetric Smart S&P 500® ETF (ASPY)
(the “Fund”)

August 14, 2023

Supplement to the Summary Prospectus,
Prospectus, and Statement of Additional Information,
each dated April 30, 2023

Effective August 28, 2023, the name of the Fund’s index will change to the “ASYMmetric Smart 500 Index”. All references in the Summary Prospectus, Prospectus, and Statement of Additional Information to the previous name of the index are replaced with the new name of the index.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 28, 2023, the name of the Fund’s index will change to the “ASYMmetric Smart 500 Index”. All references in the Summary Prospectus, Prospectus, and Statement of Additional Information to the previous name of the index are replaced with the new name of the index.
Supplement Closing [Text Block]	ck0001833032_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.
ASYMshares™ASYMmetric S&P 500® ETF | ASYMshares™ASYMmetric S&P 500® ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ASPY